Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 1,021,651	$ 1,152,738
Cost of Revenue		1,149,551	1,513,428
Gross Margin		(127,900)	(360,690)
Operating Expenses
General and administrative		5,273,503	8,755,620
Operations		226,257	398,760
Sales & Marketing		1,114,977	957,690
Research and development		1,631,613	952,701
Total Operating Expenses		8,246,350	11,064,771
Operating loss		(8,374,250)	(11,425,461)
Other Expense (income)
Impairment		10,504,327
Income tax provision			214,850
Interest expense		749,213	403,307
Other expense		52,256	46,820
Change in FV of Warrants		(46,822)	(4,489,110)
Stock Expense		3,572,232
Unrealized gain or loss			(1,371,689)
Other Expense (income)		14,831,206	(5,195,822)
Net loss		$ (23,205,456)	$ (6,229,639)
Loss per share of Common Stock:(1)
Earnings Per Share, Diluted	[1]	$ (0.98)
Weighted-average shares of Common Stock outstanding:
Weighted Average Number of Shares Outstanding, Diluted		23,572,232

[1]	Loss per share information has not been presented for periods prior to the Business Combination (as defined in Note 3, Business Combination), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. Refer to Note 3, Business Combination for further information. This has been indicated on these statements of operations as “N/M”.